Leases - Supplemental Information Related to Operating Leases (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term (years)	1 year 10 months 28 days	1 year 6 months 29 days	1 year 6 months
Weighted average incremental borrowing rate	4.23%	4.67%	4.94%